SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2024 (Unaudited)

Issuer-Description	SHARES	VALUE
Common Stock — 96.3%
Banks — 6.5%
Banks — 6.5%
BNP Paribas SA	754,467	$ 46,281,285
ING Groep NV Series N	2,695,163	42,239,690
Mitsubishi UFJ Financial Group, Inc.	7,477,219	87,294,325
		175,815,300
Capital Goods — 17.2%
Aerospace & Defense — 5.4%
MTU Aero Engines AG	123,658	41,301,223
Rheinmetall AG	57,978	37,042,567
Safran SA	315,867	69,397,157
Construction & Engineering — 2.3%
Ferrovial SE	1,460,460	61,420,374
Electrical Equipment — 6.6%
ABB Ltd.	1,162,499	62,773,162
Mitsubishi Electric Corp.	1,899,700	32,077,841
Schneider Electric SE	334,023	83,350,829
Industrial Conglomerates — 2.9%
Hitachi Ltd.	3,219,803	78,853,117
		466,216,270
Commercial & Professional Services — 1.9%
Professional Services — 1.9%
Recruit Holdings Co. Ltd.	738,258	51,314,771
		51,314,771
Consumer Durables & Apparel — 5.7%
Household Durables — 3.2%
Sony Group Corp.	4,184,942	88,199,898
Textiles, Apparel & Luxury Goods — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	101,756	66,984,194
		155,184,092
Consumer Services — 3.0%
Hotels, Restaurants & Leisure — 3.0%
Galaxy Entertainment Group Ltd.	18,927,226	80,420,575
		80,420,575
Consumer Staples Distribution & Retail — 1.4%
Consumer Staples Distribution & Retail — 1.4%
Alimentation Couche-Tard, Inc.	698,573	38,742,385
		38,742,385
Energy — 4.1%
Oil, Gas & Consumable Fuels — 4.1%
Shell plc	1,088,361	33,951,002
TotalEnergies SE	1,417,038	78,338,536
		112,289,538
Financial Services — 3.8%
Capital Markets — 3.8%
B3 SA - Brasil Bolsa Balcao	23,019,559	38,250,847
Hong Kong Exchanges & Clearing Ltd.	1,702,231	64,611,860
		102,862,707
Food, Beverage & Tobacco — 2.8%
Beverages — 1.0%
Diageo plc	872,006	27,700,977
Food Products — 1.8%
Danone SA	404,284	27,270,789
Nissin Foods Holdings Co. Ltd.	881,197	21,288,361
		76,260,127

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 1.6%
	Alcon AG	498,593	$ 42,325,560
			42,325,560
	Household & Personal Products — 2.5%
	Personal Care Products — 2.5%
	L’Oreal SA	193,856	68,645,423
			68,645,423
	Insurance — 4.3%
	Insurance — 4.3%
	Generali	1,642,992	46,483,342
	NN Group NV	1,632,267	71,131,254
			117,614,596
	Materials — 6.1%
	Chemicals — 4.6%
	Air Liquide SA	267,677	43,509,702
	Linde plc	188,179	79,614,760
	Metals & Mining — 1.5%
	Freeport-McMoRan, Inc.	1,077,986	41,049,707
			164,174,169
	Media & Entertainment — 2.4%
	Entertainment — 1.0%
	Nexon Co. Ltd.	1,794,141	26,688,483
	Interactive Media & Services — 1.4%
[a]	Kanzhun Ltd. ADR	2,825,653	38,994,011
			65,682,494
	Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
	Life Sciences Tools & Services — 0.3%
	Stevanato Group SpA	417,396	9,095,059
	Pharmaceuticals — 4.4%
	AstraZeneca plc	394,284	51,670,471
	Roche Holding AG	242,955	67,931,824
			128,697,354
	Semiconductors & Semiconductor Equipment — 5.5%
	Semiconductors & Semiconductor Equipment — 5.5%
	Disco Corp.	147,955	39,249,119
	NVIDIA Corp.	290,772	39,047,772
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	352,130	69,542,154
			147,839,045
	Software & Services — 3.8%
	Software — 3.8%
	Constellation Software, Inc.	16,647	51,476,167
	SAP SE	212,048	52,158,315
			103,634,482
	Technology Hardware & Equipment — 4.2%
	Electronic Equipment, Instruments & Components — 1.7%
	Keyence Corp.	115,250	46,845,822
	Technology Hardware, Storage & Peripherals — 2.5%
	Samsung Electronics Co. Ltd.	1,854,694	66,188,103
			113,033,925
	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.8%
	Internet Initiative Japan, Inc.	661,331	12,463,984
	Orange SA	6,364,670	63,475,880
	Wireless Telecommunication Services — 0.1%
	Vodafone Group plc	4,265,388	3,647,109

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
			79,586,973
	Transportation — 3.5%
	Air Freight & Logistics — 0.9%
	Deutsche Post AG	662,641	$ 23,392,791
	Ground Transportation — 2.6%
	Canadian Pacific Kansas City Ltd.	990,290	71,667,287
			95,060,078
	Utilities — 8.4%
	Electric Utilities — 6.0%
	Endesa SA	2,280,834	49,071,228
	Enel SpA	8,772,378	62,601,187
	Iberdrola SA	3,777,457	52,041,275
	Multi-Utilities — 2.4%
	E.ON SE	5,613,432	65,385,527
			229,099,217
	Total Common Stock (Cost $2,066,980,939)		2,614,499,081
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[a,b]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 3.6%
[c]	Thornburg Capital Management Fund	9,903,878	99,038,775
	Total Short-Term Investments (Cost $99,038,775)		99,038,775
	Total Investments — 99.9% (Cost $2,166,019,714)		$2,713,537,857
	Other Assets Less Liabilities — 0.1%		1,404,940
	Net Assets — 100.0%		$2,714,942,797

Footnote Legend
a	Non-income producing.
b	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$120,996,633	$171,386,532	$(193,344,390)	$-	$-	$99,038,775	$1,575,838